NATURE OF OPERATIONS AND GOING CONCERN (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of subsidiaries [Table Text Block]
		Place of	Proportion of ownership interest
		incorporation	and voting power held
		and	August 31,	August 31,
Name of subsidiary	Principal activity	operation	2018	2017

Platinum Group Metals (RSA) (Pty) Ltd.	Exploration	South Africa	100%	100%
Mnombo Wethu Consultants (Pty) Limited. [1]	Exploration	South Africa	49.9%	49.9%
Waterberg JV Resources (Pty) Ltd.	Exploration	South Africa	37.05%	45.65%